Stock Option and Stock Incentive Plans	12 Months Ended
Dec. 31, 2011
Stock Option and Stock Incentive Plans [Abstract]
Stock Option and Stock Incentive Plans

(7)           Stock Option and Stock Incentive Plans

In October 2001, we approved the 2001 Stock Option Plan under which all employees may be granted options to purchase shares of our Common Stock.  The maximum number of shares of the Common Stock available for issuance under the 2001 Plan was 5,400,000 shares. Under the 2001 Stock Option Plan (the “2001 Plan”), the option exercise price was equal to the fair market value of the Common Stock on the date of grant.  Options expired no later than 10 years from the grant date and generally vested within five years.

The Board approved the 2003 Stock Option Plan (the “2003 Plan”) and it became effective immediately upon stockholder approval at the Annual Meeting on May 15, 2003.  The maximum number of shares of the Common Stock available for issuance under the 2003 Plan was 4,400,000 shares. On May 15, 2003, 899,500 shares were available to grant under the 2003 Plan, and 567,167 had been granted under our former 2000 Stock Option Plan (the “2011 Plan”) and the 2001 Plan.  Although we no longer granted options under the 2000 Plan or the 2001 Plan, all outstanding stock options continue to be subject to the terms and conditions of the stock option agreement and the underlying plans, except to the extent the Board or the Compensation Committee elected to extend one or more features of the 2003 Plan to the outstanding stock options that were granted pursuant to the 2000 Plan or the 2001 Plan.  Under the 2003 Plan, the option exercise price was equal to the fair market value of the Common Stock at the date of grant.  Stock options expired no later than 10 years from the grant date and generally vested within five years.

In May of 2004, the Board and stockholders approved the 2004 Stock Incentive Plan (the “2004 Plan”). The maximum number of shares of the Common Stock available for issuance under the 2004 Plan was 6,400,000 shares. As of the date of stockholder approval, May 12, 2004, options to purchase 714,750 shares had been granted pursuant to the 2000 Plan, 2001 Plan and 2003 Plan. Under the terms and conditions of the 2004 Plan, the option exercise price is equal to the fair market value of the Common Stock at the date of grant.  Options expired no later than 10 years from the grant date and generally vested within five years.

The Board approved the 2007 Stock Option Plan, as amended (the “2007 Plan”), and it became effective on May 16, 2007 upon receipt of stockholder approval.  On May 16, 2007, options to purchase 2,890,147 shares of Common Stock had been granted pursuant to the 2000 Plan, 2001 Plan, 2003 Plan and 2004 Plan. Under the 2007 Plan, the administrator could grant options to purchase 4,470,000 shares of Common Stock.  The options granted pursuant to the 2004 Plan continue to be governed by the terms and conditions of the 2004 Plan, except to the extent the administrator elected to extend one or more features of the 2007 Plan to the outstanding stock options granted pursuant to the 2004 Plan.  Under the 2007 Plan, the option exercise price was equal to the fair market value of the Common Stock at the date of grant.  Options expired no later than 10 years from the grant date and generally vested within three years.

On March 17, 2011, the Board approved the 2011 Stock Incentive Plan (the “2011 Plan”), and it became effective on May 12, 2011 upon receipt of stockholder approval. The 2011 Plan authorizes the issuance of no more than 5,970,000 shares of our Common Stock and it provides for the granting of stock options, stock appreciation rights and restricted stock to our employees, members of the Board and service providers. As of December 31, 2011, there were 510,231 shares available for issuance under awards granted.

Additional information with respect to these Plans’ stock option activity is as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Term in Years	Aggregate Intrinsic Value
Outstanding at January 1, 2010	5,226,195	$1.02
Granted in 2010	890,500	$1.06
Exercised in 2010	(27,500)	$.56
Cancelled in 2010	(870,286)	$1.11
Outstanding at December 31, 2010	5,218,909	$1.01	5.69	$533,330
Granted in 2011	671,500	$.89
Exercised in 2011	(46,465)	$.53
Cancelled in 2011	(476,891)	$.68
Outstanding at December 31, 2011	5,367,053	$1.03	6.23	$208,835

Options exercisable at December 31, 2011	3,839,553	$1.07	5.20	$181,193

The following table summarizes information about stock options outstanding and exercisable at December 31, 2011:

Range of Exercise Prices	Number of Shares Outstanding	Weighted Average Remaining in Contractual Life in Years	Outstanding Warrants Weighted Average Exercise Price	Number of Options Exercisable	Exercisable Options Weighted Average Exercise Price
$0.30 to $0.75	1,072,500	5.99	$0.57	932,667	$0.56
$0.75 to $0.90	1,466,331	5.66	$0.82	960,720	$0.82
$0.91 to $1.84	2,548,722	6.94	$1.22	1,666,666	$1.32
$1.85 to $2.00	238,500	3.34	$1.99	238,500	$1.99
$2.00 to $2.75	30,000	6.68	$2.15	30,000	$2.15
$3.00 to $6.75	11,000	.47	$6.41	11,000	$6.41
$0.30 to $6.75	5,367,053	6.23	$1.03	3,839,553	$1.07

Unamortized compensation expense associated with unvested options approximates $539,990 as of December 31, 2011. The weighted average period over which these costs are expected to be recognized is approximately 1.5 years.